Summary of significant accounting policies (Details 3) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment lease item	Dec. 31, 2017 CNY (¥) segment lease item	Dec. 31, 2016 CNY (¥) segment lease	Dec. 31, 2015 CNY (¥) lease	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue
Net product revenues (formerly known as online direct sales)	$ 51,000,478	¥ 331,824,410,000	¥ 237,943,632,000	¥ 167,936,020,000
Customer incentives and loyalty programs
Types of discounted coupons | item	2	2
Fulfillment
Shipping cost		¥ 12,691,013,000	9,329,269,000	5,866,294,000
Marketing
Advertising costs		¥ 12,375,922,000	¥ 7,789,906,000	¥ 5,282,375,000
Lease
Number of capital leases | lease	0	0	0	0
Segment reporting
Number of reportable segments | segment	2	2	1
Statutory reserves
Appropriations of statutory reserves		¥ 503,028,000	¥ 77,378,000	¥ 40,551,000
Appropriations to other reserve funds		¥ 0	0	0
Recent accounting pronouncements
Restricted cash	$ 631,728		2,293,640,000			¥ 4,110,210,000
ASU 2014-09 | Forecast
Recent accounting pronouncements
Impact of cumulative adjustment					¥ 300,000,000
ASU 2016-18
Recent accounting pronouncements
Restricted cash			2,293,640,000			¥ 4,110,210,000
ASU 2016-01 | Forecast
Recent accounting pronouncements
Equity securities reclassified into retained earnings					¥ 1,200,000,000
PRC | General reserve fund | Foreign invested enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to general reserve under PRC law (as a percentage)	10.00%	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%	50.00%
PRC | Statutory surplus reserve | Domestic enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to statutory surplus under PRC law (as a percentage)	10.00%	10.00%
Maximum percentage of statutory surplus reserve related to entity's registered capital	50.00%	50.00%
Electronics and home appliance products
Revenue
Net product revenues (formerly known as online direct sales)		¥ 236,268,621,000	179,821,655,000	134,519,246,000
General merchandise products
Revenue
Net product revenues (formerly known as online direct sales)		¥ 95,555,789,000	¥ 58,121,977,000	¥ 33,416,774,000